Additional Information to the Statements of Comprehensive Loss (Details 2) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Additional Information to the Statements of Comprehensive Loss [Abstract]
Not later than one year	$ 9,684	$ 8,527
Later than one year and not later than five years	15,875	12,723
Later than five years	32	571
Total future minimum lease payments under non cancellable operating leases	$ 25,591	$ 21,821